Investment Strategy	Jun. 12, 2026
Defiance Daily 2X Space ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following disclosure is added to the Fund's Principal Investment Strategies:

Portfolio Reconstitution and Related Risks in Response to the SpaceX IPO. The Fund is actively managed and as described in the Prospectus, may reconstitute its portfolio to consist of exposure to a single Space Company security in response to a “Material Space Event” – defined to include an initial public offering of a Space Company which the Adviser determines to be a significant participant in the space economy. Space Exploration Technologies Corp. ("SpaceX") completed its initial public offering (“IPO”) and commenced trading on Nasdaq on June 12, 2026, under the ticker symbol SPCX. The Adviser considers the SpaceX IPO to constitute a Material Space Event.

SpaceX is a company that is building the integrated hardware and software infrastructure of the future across space, connectivity, and artificial intelligence (AI). SpaceX designs, manufactures, launches, and operates products and services built on modern and emerging technologies, including advanced rockets, spacecraft and AI. Founded in 2002 by Elon Musk, SpaceX develops and operates launch vehicles for commercial, government, and defense customers, and provides satellite-based broadband services through its Starlink network. The company is a leading participant in the commercial space industry, contributing to the expansion of global satellite communications, orbital launch capabilities and AI technologies.

SpaceX’s common stock is listed on the Nasdaq Stock Market LLC (Nasdaq: SPCX). SpaceX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SpaceX pursuant to the Exchange Act can be located by reference to SEC file number 333-296070 through the SEC’s website at www.sec.gov.

As stated above, the Adviser has determined the SpaceX IPO to constitute a Material Space Event and is reconstituting the Fund’s Target Portfolio to seek 200% exposure solely, or predominantly, to SpaceX Class A common stock in response to the SpaceX IPO, primarily through total return swaps and other financial instruments. Shareholders who acquired Fund Shares prior to this Material Space Event to a Target Portfolio are now substantially exposed to a Target Portfolio that is substantially more concentrated and potentially more volatile than was the case prior to this Material Space Event. The Fund’s investment results following this reconstitution may differ materially from its prior results and the Fund may as a result temporarily deviate from its daily targeted exposure level.

The Fund’s Target Portfolio is published daily on its website at www.defianceetfs.com/spcl.

Special considerations may apply to the Fund's portfolio construction at the outset of this Material Space Event. Unlike on subsequent trading days, when the Fund generally seeks to establish exposure based on its prior day's net asset value ("NAV"), on the initial trading day for SpaceX IPO common stock, the Fund expects to seek approximately 200% exposure to the performance of SpaceX common stock measured from the opening market price of the stock on its first day of exchange trading – its “IPO day.” Since the Fund attains its target leverage at the start of trading on the IPO day, rather than at the previous day's close, the IPO day's NAV will reflect the performance of the leveraged exposure from the commencement of trading through the Fund's closing valuation.

Because SpaceX will have recently completed its IPO, there may be limited liquidity, price discovery, trading volume, securities lending availability, derivative market capacity, or counterparty willingness to provide exposure to SpaceX. As a result, the Fund may be unable to establish all or a portion of its intended leveraged exposure to SpaceX common stock on the IPO day or at any particular time thereafter.

The Fund's ability to obtain its desired exposure may be affected by a variety of factors, including the timing of the IPO, the timing of the commencement of secondary market trading, exchange trading halts, volatility interruptions, extraordinary market volatility, counterparty risk limits, internal risk controls maintained by swap counterparties, regulatory requirements, capital constraints, collateral requirements, position limits, concentration limits, or other market conditions. In addition, swap counterparties may decline to enter into transactions with the Fund or may only be willing to provide exposure at pricing that the Adviser determines is not in the best interests of the Fund.

If the Fund is unable to obtain sufficient swap exposure, the Fund may temporarily hold cash, cash equivalents, U.S. Treasury securities, money market instruments, exchange-traded products, or other investments while seeking to obtain the desired exposure. During such periods, the Fund may not achieve its stated investment objective, and its performance may differ, potentially significantly, from 200% of the daily performance of SpaceX.

The market price of SpaceX following its IPO may be highly volatile and may differ materially from the IPO price. The Fund's exposure generally will be based on prevailing market prices of SpaceX common stock and the terms available in the derivatives market rather than the IPO offering price. The Fund does not guarantee that it will obtain 200% exposure on the initial day of trading in SpaceX common stock, and investors should not expect the Fund to achieve its stated leverage target at all times, particularly during the period immediately following the IPO.